Note 19 - Other Charges (Tables)	12 Months Ended
Jan. 31, 2018
Notes Tables
Schedule of Other Operating Cost and Expense, by Component [Table Text Block]
	January 31, 2018	January 31, 2017	January 31, 2016
Acquisition-related costs	3,471	3,019	1,416
Restructuring plans	523	436	76
	3,994	3,455	1,492

Restructuring and Related Costs [Table Text Block]
Workforce Reduction
Balance at January 31, 2017	-
Accruals and adjustments	456
Cash draw downs	(211)
Balance at January 31, 2018	245
	Workforce Reduction	Office Closure Costs	Total
Balance at January 31, 2016	-	-	-
Accruals and adjustments	309	118	427
Cash draw downs	(308)	(30)	(338)
Foreign exchange	(1)	-	(1)
Balance at January 31, 2017	-	88	88
Accruals and adjustments	-	(26)	(26)
Cash draw downs	-	62	62
Balance at January 31, 2018	-	-	-